Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [Line Items]
Combined allowances	$ 55
Trade receivables	$ 1,113		$ 1,103
Combined allowances, percentage of trade receivables	5.00%
Increase in reserves as a percentage of trade receivables	1.00%
Decrease in pre-tax earnings	$ 11
Computer software	1,453		1,236
Other identifiable intangible assets	3,134		3,165
Goodwill	7,262	$ 7,342	$ 6,719
Total deferred tax assets	1,832
Unrecognized Deferred Tax Assets	681
Aggregate provision for uncertain tax positions	294
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software	1,453
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets	3,134
Goodwill	$ 7,262